Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cost:
Total cost	$ 140,910	$ 144,656
Less: accumulated depreciation
Total accumulated depreciation	(84,011)	(82,651)
Less: accumulated impairment loss	(38,704)	(41,333)
Property and equipment, net	18,195	20,672
Servers, computer and network equipment [Member]
Cost:
Total cost	140	140
Buildings and improvements [Member]
Cost:
Total cost	2,703	2,703
Less: accumulated depreciation
Total accumulated depreciation	(134)	(92)
Machinery and facility equipment [Member]
Cost:
Total cost	7,244	7,244
Less: accumulated depreciation
Total accumulated depreciation	(3,933)	(2,468)
Mining equipment [Member]
Cost:
Total cost	130,823	134,569
Less: accumulated depreciation
Total accumulated depreciation	(79,804)	(79,954)
Servers, computers and network equipment [Member]
Less: accumulated depreciation
Total accumulated depreciation	$ (140)	$ (137)